Stock-Based Compensation Plans (Tables)	6 Months Ended
Sep. 30, 2014
Stock-Based Compensation Plans
Summary of the activity of restricted shares
Restricted Share Awards	Number of Shares	Weighted-Average Grant-Date Fair Value
Unvested as of March 31, 2014	—	$—
Granted	655,000	22.99
Unvested as of September 30, 2014	655,000	$22.99